RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2024
RECOVERABLE TAXES
Schedule of recoverable taxes

	12/31/2024	12/31/2023
IRPJ/CSLL – prepayments and withheld taxes	227,464	464,188
PIS/COFINS – on acquisitions of property, plant and equipment (1)	187,126	93,866
PIS/COFINS – operations	789,667	699,717
PIS/COFINS – exclusions from ICMS (2)	405,407	443,210
ICMS – on acquisitions of property, plant and equipment (3)	471,825	432,793
ICMS – operations (4)	1,654,162	1,470,949
Reintegra program (5)	70,610	64,077
Other taxes and contributions	64,444	45,821
Provision for loss on ICMS credits (6)	(1,581,961)	(1,452,435)
	2,288,744	2,262,186

Current	1,109,619	888,539
Non-current	1,179,125	1,373,647
(1)Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is based on the years of depreciation of the corresponding asset.
(2)The Company and its subsidiaries filed lawsuits over the years seeking the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain transactions during various periods from March 1992.
(3)Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a straight-line basis over a four-year period, from the acquisition date, in accordance with the relevant regulation, the ICMS Control on Property, Plant and Equipment (“CIAP”).
(4)ICMS credits accrued due to the volume of exports and credit generated from product import transactions: Credits are concentrated in the States of Espírito Santo, Maranhão, Mato Grosso do Sul e São Paulo, where the Company realizes the credits through the sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through the consumption of consumer goods (tissue) transactions in the domestic market.
(5)Special Regime of Tax Refunds for Export Companies ("Reintegra"): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the export chain to taxpayers, to make them more competitive in foreign markets.
(6)Related to provisions for ICMS credit balances that are not probable to be recovered.

Schedule of changes in provision for loss

		ICMS
	12/31/2024	12/31/2023
Opening balance	(1,452,435)	(1,103,807)
Addition (1)	(316,741)	(399,838)
Reversal (2)	186,014	51,210
Write-off	1,201
Closing balance	(1,581,961)	(1,452,435)
(1)Refers, substantially, to the accumulated ICMS credits of the state of Mato Grosso do Sul, arising from the construction operations of the Cerrado Project, and of the state of Espirito Santo, of the accumulated credits due to the volume of exports.
(2)Refers mainly to the reversal of the provision for loss resulting from the recovery of ICMS credits from the State of Espírito Santo through sale to third parties.